Trade payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade payables.
Schedule of trade payables	Trade payables comprise the following at December 31:

	2024	2023
	US$'000	US$'000
Payable to suppliers	157,894	182,949
Advances from customers	357	426
Total	158,251	183,375